CONSOLIDATED BALANCE SHEETS CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Investment securities available-for-sale, cost	$ 1,045,337	$ 1,203,065
Investment securities held-to-maturity, market value	$ 763,575	$ 731,951
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	68,730,731	68,730,731
Treasury Stock, Shares	6,751,179	7,089,051